Share-based compensation (Details 3)	1 Months Ended		12 Months Ended
	May 31, 2015 $ / shares	May 31, 2015 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Share-based compensation
Share-based compensation expenses				¥ 3,694,955,000		¥ 3,659,989,000	¥ 2,780,062,000
Share Incentive Plan | Options | Founder
Share-based compensation
Cash salary to be received per year		¥ 1.000
Cash bonus to be received		¥ 0
Vesting schedule		10 years
Term of compensation plan		10 years
Share-based compensation expenses				134,367,000		¥ 167,184,000	¥ 227,326,000
Unrecognized share-based compensation expense related to the share options granted			¥ 302,380,000	¥ 302,380,000
Weighted-average period over which share-based compensation expense is expected to be recognized				5 years 4 months 24 days
Share Incentive Plan | Options | Founder | Each anniversary
Share-based compensation
Vesting percentage (as a percent)		10.00%
Share Incentive Plan | Options | Founder | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares		26,000,000
Exercise price | $ / shares	$ 16.70
Share Incentive Plan | Options | Founder | ADS
Share-based compensation
Exercise price | $ / shares	$ 33.40
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares				83,476,500		187,844,000
Share-based compensation expenses				¥ 572,109,000		¥ 400,968,000
Weighted average grant date fair value of options granted | $ / shares			¥ 1.67		$ 1.39
Unrecognized share-based compensation expense related to the share options granted			¥ 1,228,262,000	¥ 1,228,262,000
Weighted-average period over which share-based compensation expense is expected to be recognized				5 years 7 months 6 days